INTANGIBLE ASSETS - Amortization Expense and Impairment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
INTANGIBLE ASSETS
Amortization expense	¥ 40,000	$ 6,130	¥ 42,467	¥ 38,525
Impairment of intangible assets	0		0	¥ 0
Estimated amortization expenses
2021	38,889
2022	38,443
2023	30,848
2024	15,706
2025 and thereafter	39,617
Total estimated amortization expenses	¥ 163,503		¥ 203,162		$ 25,058